Segment Disclosures	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment Disclosures	Segment Disclosures
Reportable segments are consistent with the geographic regions in which the Company’s projects are located. In determining the Company’s segment structure, the basis on which management reviews the financial and operational performance was considered and whether any of the Company’s mining operations share similar economic, operational and regulatory characteristics. The Company considers its Segovia Operations and Marmato Mine in Colombia, its Toroparu Project in Guyana, its Soto Norte Project in Colombia and its corporate functions in Canada and other corporate entities as its reportable segments.

	Segovia	Marmato	Toroparu	Soto Norte	Corporate and Other	Total
Year-ended December 31, 2024
Revenue	$455,078	$55,526	$—	$—	$—	$510,604
Cost of sales	(254,879)	(59,880)	—	—	—	(314,759)
Depreciation and depletion	(30,501)	(3,037)	—	—	(612)	(34,150)
Social Contributions	(12,766)	(1,667)	—	—	—	(14,433)
Income from Mining Operations	156,932	(9,058)	—	—	(612)	147,262
Gain loss on Financial Instruments	—	—	—	—	(16,167)	(16,167)
Interest and accretion	(2,264)	(251)	(51)	(127)	(38,264)	(40,957)
Income taxes	(56,348)	83	—	(277)	503	(56,039)
Segment net income (loss)(1)	111,562	(5,518)	—	(4,102)	(78,651)	23,291
Capital expenditures	87,935	82,512	10,262	8,121	2,294	191,124
Year-ended December 31, 2023
Revenue	$403,105	$44,569	$—	$—	$—	$447,674
Cost of sales	(214,169)	(47,597)	—	—	—	(261,766)
Depreciation and depletion	(31,928)	(2,493)	—	—	(523)	(34,944)
Social Contributions	(9,573)	(584)	—	—	—	(10,157)
Income from Mining Operations	147,435	(6,105)	—	—	(523)	140,807
Gain loss on Financial Instruments	—	—	—	—	(13,078)	(13,078)
Interest and accretion	(2,515)	—	(117)	—	(26,524)	(29,156)
Income taxes	(50,659)	291	—	—	2,961	(47,407)
Segment net income (loss)(1)	77,188	(3,263)	—	2,650	(65,156)	11,419
Capital expenditures	55,958	41,705	15,173	—	253	113,089
As at December 31, 2024
Total assets	$338,570	$436,730	$355,865	$592,104	$271,235	$1,994,504
Total liabilities	(98,826)	(179,178)	(84,761)	(11,416)	(537,216)	(911,397)
As at December 31, 2023
Total assets	$311,680	$367,188	$348,397	$108,527	$217,079	$1,352,871
Total liabilities	(90,953)	(133,061)	(86,174)	—	(418,028)	(728,216)
(1)Included in segment net income (loss) are total employee benefits costs of $65.5 million (2023 - $61.2 million).